Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	$ 32
2021	29
2022	32
2023	41
2024	51
From 2025 to 2029	272
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	7
2021	7
2022	5
2023	6
2024	9
From 2025 to 2029	$ 35